Related Party Transactions (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 27, 2012	Jan. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Feb. 29, 2012 License, Development and Commercialization Agreement [Member] Note	Jan. 31, 2012 License, Development and Commercialization Agreement [Member] Note	Apr. 30, 2010 Memorial Sloan Kettering Cancer Center [Member]	Dec. 31, 2012 Memorial Sloan Kettering Cancer Center [Member]	Dec. 31, 2011 Memorial Sloan Kettering Cancer Center [Member]	Mar. 27, 2012 Memorial Sloan Kettering Cancer Center [Member] Clinical Trial Agreement [Member]	Jun. 19, 2011 SKI [Member] License, Development and Commercialization Agreement [Member]	Apr. 30, 2010 SKI [Member] License, Development and Commercialization Agreement [Member]	Dec. 31, 2012 SKI [Member] License, Development and Commercialization Agreement [Member]	Dec. 21, 2012 SKI [Member] License, Development and Commercialization Agreement [Member]	Jan. 31, 2012 Dr. Rosemary Mazanet [Member] Consulting Services Agreement [Member]	Dec. 31, 2012 Dr. Rosemary Mazanet [Member] Consulting Services Agreement [Member]	Aug. 07, 2012 Laidlaw and Company [Member] Engagement Agreement [Member]	Dec. 31, 2012 Laidlaw and Company [Member] Engagement Agreement [Member]	May 09, 2011 Jamess Capital Group LLC [Member] Transaction management agreement [Member]	Dec. 31, 2012 Guagenti & Associates LLC [Member]
Related Party Transactions (Textual)
Number of Patients enrolled					2	2
Amount paid under agreement in 2011											$ 50,000
Amount paid under agreement in 2012											200,000
Amount paid under agreement in 2013											250,000
Maintenance fees and research payments											50,000
Amount paid under agreement													100,000
Additional amount due under agreement														150,000
Condition for termination of forbearance period												The forbearance period terminated on October 30, 2011, when the Company satisfied a financing condition to the termination of the forbearance period by raising in excess of $3,000.000 in new equity financing.
Termination date of forbearance agreement							Oct. 30, 2011					Oct. 30, 2011
Minimum new equity financing needed under condition for termination forbearance period												3,000.000
Forgiven amount of obligations												360,000
Research and development reimbursement payments received from MSKCC								237,834	299,200
Net receivable from MSKCC								0	237,834
Amount paid to each patient after Completing clinical trial										31,185
Start-up fee for clinical trial										79,623
Due date of start-up fee										Jul. 10, 2012
Officers' Compensation																100,000
Option Exercise Price Range															0.78 to 1.5
Term of options	6 years	7 years	4 years 6 months	7 years											10 years
Options received to purchase common stock																99,900
Description of receivables of placement agent for services																		Placement agent will receive (a) a cash fee equal to 10% of the gross proceeds raised in the 2012 Common Stock Offering, (b) a non-accountable expense reimbursement equal to 2% of the gross proceeds raised in the 2012 Common Stock Offering, and (c) reimbursement of $100,000 for legal expenses incurred by the placement agent.
Description of warrants receivables by placement																		The placement agent or its designees have also received warrants to purchase shares of the Company's Common Stock in an amount equal to 10% of the shares of common stock issued as part of the units sold in the 2012 Common Stock Offering and the shares of Common Stock issuable upon exercise of the B warrants included in such units.
Period of exercise of warrants																		Within 6 months of the final closing of the 2012 common stock Offering.
Percentage of solicitation fee																	5.00%
Monthly fee for financial advisory services																	25,000
Description of additional receivable by placement agent																		The agreement also provides that (i) if the Company consummates any merger, acquisition, business combination or other transaction (other than the Share Exchange) with any party introduced to it by the placement agent, the placement agent would receive a fee equal to 10% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the advisory services described above, the Company requires a financing or similar advisory transaction the placement agent will have the right to act as the Company's financial advisor and investment banker in such financing or transaction pursuant to a set fee schedule set forth in the August 7, 2012 engagement agreement.
Warrant held by placement agent to purchase common stock																	1,251,015
Monthly fee received by management firm																			12,500
Percentage of fully diluted capital stock equal to common stock																			10.00%
Maximum amount of out of pocket expenses																			5,000
Operating lease monthly amount of rent																				300
Amount paid to pursuant lease agreement																				$ 7,200